Note 18 - Quarterly Results of Operations (Unaudited) - Quarterly Results of Operations (Details) - USD ($)	1 Months Ended			3 Months Ended								12 Months Ended
	Dec. 31, 2012	Jan. 31, 2012	Oct. 31, 2010	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Net sales				$ 16,752,447	$ 20,781,340	$ 18,676,107	$ 17,358,844	$ 25,247,943	$ 21,004,130	$ 20,190,729	$ 16,534,930	$ 73,568,738	$ 82,977,732	$ 75,266,038
Gross profit				5,032,342	5,708,843	5,669,311	5,385,391	9,066,307	7,338,478	6,659,915	5,407,662	21,795,887	28,472,362	25,912,292
Income (loss) before income taxes				(862,649)	(516,247)	(938,546)	(497,621)	1,537,658	432,978	(312,583)	(767,473)	(2,815,063)	890,580	275,310
Net income (loss) attributable to Optical Cable Corporation				$ (2,964,766)	$ (572,572)	$ (490,144)	$ (228,183)	$ 947,156	$ 292,484	$ (143,277)	$ (412,136)	$ (4,255,665)	$ 684,227	$ (42,837)
Basic and diluted net income (loss) per share attributable to Optical Cable Corporation (in dollars per share)				$ (0.48)	$ (0.09)	$ (0.08)	$ (0.04)	$ 0.14	$ 0.04	$ (0.02)	$ (0.07)	$ (0.69)	$ 0.10	$ (0.01)
Cash dividends declared per common share (in dollars per share)	$ 0.02	$ 0.015	$ 0.01	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.08	$ 0.08	$ 0.08